LONG-TERM DEBT (Schedule of Long-Term Debt) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Fair value adjustment on WGL Acquisition (note 3)		$ 89,000,000
Long-term debt, gross		8,992,300,000	$ 3,639,800,000
Less debt issuance costs		(35,200,000)	(14,400,000)
Total long-term debt		8,957,100,000	3,625,400,000
Less current portion		(890,200,000)	(188,900,000)
Long-term debt, noncurrent		8,066,900,000	3,436,500,000
Debenture Notes [Member]
Debt Instrument [Line Items]
Debentures amount sold		33,300,000
$1,400 million unsecured extendible revolving [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	May 15, 2023
Long-term debt, gross		964,700,000	219,100,000
Debt face amount		1,400,000,000
US$300 million unsecured extendible revolving [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	May 15, 2022
Long-term debt, gross		287,800,000
Debt face amount	$ 300,000,000
Acquisition credit facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 06, 2020
Long-term debt, gross		113,200,000
US$1,200 million revolving credit facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 28, 2021
Long-term debt, gross		1,637,000,000
Debt face amount	$ 1,200,000,000
$175 million Senior unsecured - 4.60 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 15, 2018
Long-term debt, gross			175,000,000
Debt face amount		$ 175,000,000
Debt instrument rate	4.60%	4.60%
$200 million Senior unsecured - 4.55 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 17, 2019
Long-term debt, gross		$ 200,000,000	200,000,000
Debt face amount		$ 200,000,000
Debt instrument rate	4.55%	4.55%
$200 million Senior unsecured - 4.07 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 01, 2020
Long-term debt, gross		$ 200,000,000	200,000,000
Debt face amount		$ 200,000,000
Debt instrument rate	4.07%	4.07%
$350 million Senior unsecured - 3.72 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 28, 2021
Long-term debt, gross		$ 350,000,000	350,000,000
Debt face amount		$ 350,000,000
Debt instrument rate	3.72%	3.72%
$300 million Senior unsecured - 3.57 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 12, 2023
Long-term debt, gross		$ 300,000,000	300,000,000
Debt face amount		$ 300,000,000
Debt instrument rate	3.57%	3.57%
$200 million Senior unsecured - 4.40 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 15, 2024
Long-term debt, gross		$ 200,000,000	200,000,000
Debt face amount		$ 200,000,000
Debt instrument rate	4.40%	4.40%
$300 million Senior unsecured - 3.84 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 15, 2025
Long-term debt, gross		$ 299,900,000	299,900,000
Debt face amount		$ 300,000,000
Debt instrument rate	3.84%	3.84%
$100 million Senior unsecured - 5.16 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 13, 2044
Long-term debt, gross		$ 100,000,000	100,000,000
Debt face amount		$ 100,000,000
Debt instrument rate	5.16%	5.16%
$300 million Senior unsecured - 4.50 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 15, 2044
Long-term debt, gross		$ 299,800,000	299,800,000
Debt face amount		$ 300,000,000
Debt instrument rate	4.50%	4.50%
$350 million Senior unsecured - 4.12 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 07, 2026
Long-term debt, gross		$ 349,800,000	349,800,000
Debt face amount		$ 350,000,000
Debt instrument rate	4.12%	4.12%
$200 million Senior unsecured - 3.98 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 04, 2027
Long-term debt, gross		$ 199,900,000	199,900,000
Debt face amount		$ 200,000,000
Debt instrument rate	3.98%	3.98%
$250 million Senior unsecured - 4.99 percent [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 04, 2047
Long-term debt, gross		$ 250,000,000	250,000,000
Debt face amount		$ 250,000,000
Debt instrument rate	4.99%	4.99%
US$300 million SEMCO Senior secured - 5.15 percent [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 21, 2020
Long-term debt, gross		$ 409,300,000	376,400,000
Debt face amount	$ 300,000,000
Debt instrument rate	5.15%	5.15%
US$82 million CINGSA Senior secured - 4.48 percent [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 02, 2032
Long-term debt, gross		$ 86,300,000	85,200,000
Debt face amount	$ 82,000,000
Debt instrument rate	4.48%	4.48%
PNG 2018 Series Debenture - 8.75 percent [Member] | Debenture Notes [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 15, 2018
Long-term debt, gross			7,000,000
Debt instrument rate	8.75%	8.75%
PNG 2025 Series Debenture - 9.30 percent [Member] | Debenture Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 18, 2025
Long-term debt, gross			13,000,000
Debt instrument rate	9.30%	9.30%
PNG 2027 Series Debenture - 6.90 percent [Member] | Debenture Notes [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 02, 2027
Long-term debt, gross			14,000,000
Debt instrument rate	6.90%	6.90%
CINGSA capital lease - 3.50 percent [Member] | Debenture Notes [Member]
Debt Instrument [Line Items]
Maturity date	May 01, 2040
Long-term debt, gross		$ 600,000	500,000
Debt instrument rate	3.50%	3.50%
CINGSA capital lease - 4.48 percent [Member] | Debenture Notes [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 04, 2068
Long-term debt, gross		$ 200,000	$ 200,000
Debt instrument rate	4.48%	4.48%
US$500 million Senior unsecured - 2.25 to 4.76 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date range	Jan - Nov 2019
Long-term debt, gross		$ 682,100,000
Debt face amount	$ 500,000,000
US$250 million Senior unsecured - 2.88 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 12, 2020
Long-term debt, gross		$ 341,100,000
Debt face amount	$ 250,000,000
Debt instrument rate	2.88%	2.88%
US$20 million Senior unsecured - 6.65 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 20, 2023
Long-term debt, gross		$ 27,300,000
Debt face amount	$ 20,000,000
Debt instrument rate	6.65%	6.65%
US$40.5 million Senior unsecured - 5.44 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 11, 2025
Long-term debt, gross		$ 55,300,000
Debt face amount	$ 40,500,000
Debt instrument rate	5.44%	5.44%
US$53 million Senior unsecured - 6.62 to 6.82 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2026
Long-term debt, gross		$ 72,300,000
Debt face amount	$ 53,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date range	Feb - Sep 2027
Long-term debt, gross		98,200,000
Debt face amount	$ 72,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date range	Jan - Mar 2028
Long-term debt, gross		70,900,000
Debt face amount	$ 52,000,000
US$8.5 million Senior unsecured - 7.50 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 01, 2030
Long-term debt, gross		$ 11,600,000
Debt face amount	$ 8,500,000
Debt instrument rate	7.50%	7.50%
US$50 million Senior unsecured - 5.70 to 5.78 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date range	Jan - Mar 2036
Long-term debt, gross		$ 68,200,000
Debt face amount	$ 50,000,000
US$75 million Senior unsecured - 5.21 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 03, 2040
Long-term debt, gross		$ 102,300,000
Debt face amount	$ 75,000,000
Debt instrument rate	5.21%	5.21%
US$75 million Senior unsecured - 5.00 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 15, 2043
Long-term debt, gross		$ 102,300,000
Debt face amount	$ 75,000,000
Debt instrument rate	5.00%	5.00%
US$300 million Senior unsecured - 4.22 to 4.60 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date range	Sep - Dec 2044
Long-term debt, gross		$ 409,300,000
Debt face amount	$ 300,000,000
US$450 million Senior unsecured - 3.80 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 15, 2046
Long-term debt, gross		$ 613,900,000
Debt face amount	$ 450,000,000
Debt instrument rate	3.80%	3.80%
Minimum [Member] | US$500 million Senior unsecured - 2.25 to 4.76 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	2.25%	2.25%
Minimum [Member] | US$53 million Senior unsecured - 6.62 to 6.82 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	6.62%	6.62%
Minimum [Member] | US$72 million Senior unsecured - 6.40 to 6.57 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	6.40%	6.40%
Minimum [Member] | US$52 million Senior unsecured - 6.57 to 6.85 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	6.57%	6.57%
Minimum [Member] | US$50 million Senior unsecured - 5.70 to 5.78 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	5.70%	5.70%
Minimum [Member] | US$300 million Senior unsecured - 4.22 to 4.60 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	4.22%	4.22%
Maximum [Member] | US$500 million Senior unsecured - 2.25 to 4.76 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	4.76%	4.76%
Maximum [Member] | US$53 million Senior unsecured - 6.62 to 6.82 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	6.82%	6.82%
Maximum [Member] | US$72 million Senior unsecured - 6.40 to 6.57 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	6.57%	6.57%
Maximum [Member] | US$52 million Senior unsecured - 6.57 to 6.85 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	6.85%	6.85%
Maximum [Member] | US$50 million Senior unsecured - 5.70 to 5.78 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	5.78%	5.78%
Maximum [Member] | US$300 million Senior unsecured - 4.22 to 4.60 percent [Member] | Medium-term Notes [Member] | WGL And Washington Gas [Member]
Debt Instrument [Line Items]
Debt instrument rate	4.60%	4.60%